Net Income (Loss)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Net Income (Loss)

NOTE 2 – NET INCOME (LOSS) PER COMMON SHARE

Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. Diluted net income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock and potentially outstanding shares of common stock during each period. There were 360,186 and -0- potentially dilutive shares outstanding as of November 30, 2011 and May 31, 2011.